UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
           WASHINGTON D.C. 20549

                 FORM 13F

           FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:



This Amendment (Check only one.) [ ] is a restatement.

                                 [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     Weik Investment Services, Inc.

Address:  1075 Berkshire Blvd.

          Suite 825

          Wyomissing, PA  19610


13F File Number:028-10760


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.



Person Signing the Report on Behalf of Reporting Manager:


Name:     Thomas W. Weik

Title:    President

Phone:    610-376-2240

Signature, Place, and Date of Signing:

   Thomas W. Weik   Wyomissing, Pennsylvania   May 13, 2011


Report Type (Check only one.):


[X]  13F HOLDINGS REPORT.


[ ]  13F NOTICE.


[ ]  13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager.

                         FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0


Form 13F Information Table Entry Total: 81


Form 13F Information Table Value Total: $108,858





List of Other Included Managers:


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY




        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3831    40970 SH       SOLE                    37630              3340
AT&T Corp.                     COM              00206r102      256     8350 SH       SOLE                     7550               800
Altria Group                   COM              02209S103      649    24937 SH       SOLE                    24562               375
American Express               COM              025816109      414     9150 SH       SOLE                     9150
Ascena Retail Group            COM              261570105      677    20900 SH       SOLE                    20900
Avon Products                  COM              054303102      917    33925 SH       SOLE                    31750              2175
BP Plc ADR                     COM              055622104      362     8200 SH       SOLE                     8200
Bed Bath & Beyond              COM              075896100      284     5875 SH       SOLE                     5875
Berkshire Hathaway A           COM              084670108     3759       30 SH       SOLE                       20                10
Berkshire Hathaway B           COM              084670207     7642    91379 SH       SOLE                    88664              2715
Cablevision Systems            COM              12686C109     2134    61666 SH       SOLE                    54250              7416
Cimarex Energy Co.             COM              171798101      346     3000 SH       SOLE                     3000
Cintas Corp.                   COM              172908105      692    22865 SH       SOLE                    21865              1000
Citigroup, Inc.                COM              172967101      117    26600 SH       SOLE                    26600
City National                  COM              178566105      217     3800 SH       SOLE                     3800
Clarcor, Inc.                  COM              179895107      292     6500 SH       SOLE                     6500
Coca-Cola Co.                  COM              191216100     3668    55287 SH       SOLE                    53487              1800
Comcast A SPCL                 COM              20030N200     2695   116085 SH       SOLE                   105610             10475
Costco Wholesale               COM              22160K105     1800    24550 SH       SOLE                    23450              1100
DIRECTV Group                  COM              25490a101     2760    58974 SH       SOLE                    53387              5587
Delia's, Inc.                  COM              246911101       45    25000 SH       SOLE                    25000
Diageo PLC ADR                 COM              25243Q205     3239    42492 SH       SOLE                    40267              2225
Disney (Walt) Co.              COM              254687106     1047    24315 SH       SOLE                    23440               875
Donegal Group A                COM              257701201      167    12500 SH       SOLE                    12500
Dr Pepper Snapple              COM              26138e109     2085    56100 SH       SOLE                    54650              1450
Exelon Corp.                   COM              30161n101      708    17175 SH       SOLE                    16775               400
ExxonMobil Corp.               COM              30231G102     3710    44105 SH       SOLE                    36755              7350
Fulton Financial               COM              360271100      123    11046 SH       SOLE                    11046
General Electric               COM              369604103     1081    53900 SH       SOLE                    48100              5800
Genuine Parts                  COM              372460105      295     5500 SH       SOLE                     5500
Golden Phoenix Minerals        COM              381149103        2    10000 SH       SOLE                                      10000
Goldman Sachs Group            COM              38141G104      275     1735 SH       SOLE                     1735
Harley Davidson                COM              412822108     1299    30565 SH       SOLE                    26265              4300
Helmerich & Payne              COM              423452101      371     5400 SH       SOLE                     5400
Home Depot                     COM              437076102      790    21305 SH       SOLE                    21005               300
Int'l Game Tech.               COM              459902102      195    12025 SH       SOLE                    10725              1300
International Speedway         COM              460335201      423    14202 SH       SOLE                    14202
Interpublic Group              COM              460690100      195    15500 SH       SOLE                    15500
J & J Snack Foods              COM              466032109      367     7800 SH       SOLE                     7800
Johnson & Johnson              COM              478160104     3389    57193 SH       SOLE                    53468              3725
Kaman Corp.                    COM              483548103      282     8000 SH       SOLE                     8000
Kraft Foods                    COM              50075n104     1838    58625 SH       SOLE                    53175              5450
Laboratory Corp.               COM              50540R409      329     3575 SH       SOLE                     3575
Leucadia National              COM              527288104      263     7000 SH       SOLE                     7000
Lindsay Corp.                  COM              535555106      277     3500 SH       SOLE                     3500
Loews Corp.                    COM              540424108      434    10080 SH       SOLE                    10080
Lowes Companies                COM              548661107      346    13100 SH       SOLE                    12400               700
Martin Marietta Matrls.        COM              573284106     1603    17876 SH       SOLE                    15486              2390
McDonalds Corp.                COM              580135101      508     6675 SH       SOLE                     6675
McGrath Rentcorp               COM              580589109      205     7500 SH       SOLE                     7500
Met-Pro Corp.                  COM              590876306      176    14800 SH       SOLE                    14800
Microsoft Corp.                COM              594918104     4775   188072 SH       SOLE                   175372             12700
Mohawk Industries              COM              608190104     4100    67050 SH       SOLE                    63600              3450
Nestle Reg ADR                 COM              641069406     5155    89567 SH       SOLE                    88342              1225
Penn National                  COM              707569109      360     9725 SH       SOLE                     9225               500
Pfizer, Inc.                   COM              717081103      569    28040 SH       SOLE                    16040             12000
Philip Morris Int'l Inc.       COM              718172109     1633    24889 SH       SOLE                    23714              1175
Procter & Gamble               COM              742718109     1167    18950 SH       SOLE                    16725              2225
Progressive Corp.              COM              743315103     3778   178775 SH       SOLE                   151150             27625
Risk, George Ind.              COM              767720204      152    23152 SH       SOLE                    23152
T J X Companies                COM              872540109     5211   104783 SH       SOLE                    96583              8200
Teledyne Technologies          COM              879360105      269     5200 SH       SOLE                     5200
Telephone & Data Sys.          COM              879433100      259     7700 SH       SOLE                     7700
Thor Industries                COM              885160101      394    11800 SH       SOLE                    11800
Tiffany & Company              COM              886547108     3463    56365 SH       SOLE                    53265              3100
Timberland Co Cl C             COM              887100105      338     8175 SH       SOLE                     8175
Time Warner                    COM              887317105      599    16765 SH       SOLE                    16365               400
Travelers, Inc.                COM              792860108     1408    23675 SH       SOLE                    23200               475
U.S. Bancorp                   COM              902973304      324    12250 SH       SOLE                    11500               750
United Health Group            COM              91324P102     1222    27045 SH       SOLE                    25745              1300
Unitrin, Inc.                  COM              913275103      306     9925 SH       SOLE                     6125              3800
Verizon Communications         COM              92343V104      335     8700 SH       SOLE                     8500               200
Wal-Mart Stores                COM              931142103     3816    73308 SH       SOLE                    68058              5250
Walgreen Co.                   COM              931422109     2107    52490 SH       SOLE                    48040              4450
Washington Post Cl B           COM              939640108     1349     3082 SH       SOLE                     2900               182
Watts Water Tech.              COM              942749102      229     6000 SH       SOLE                     6000
Wellpoint Inc.                 COM              94973v107      480     6875 SH       SOLE                     6525               350
Wells Fargo                    COM              949746101     2733    86185 SH       SOLE                    86185
Wesco Financial                COM              950817106      288      740 SH       SOLE                      740
Whirlpool Corp.                COM              963320106     1818    21295 SH       SOLE                    20320               975
Whole Foods Market             COM              966837106      643     9750 SH       SOLE                     9750

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